John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                               December 14, 2001

--------------------------------------------------------------------------------
                                                   V.A. Sovereign Investors Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                   [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

A summary of the fund's             V.A. Sovereign Investors Fund              4
goals, strategies, risks,
performance and financial
highlights.

Transaction policies and            Account information
other information affecting         Buying and selling fund shares             6
your fund investment.               Valuing fund shares                        6
                                    Fund expenses                              6
                                    Dividends and taxes                        6

Further information on the          Fund details
fund.                               Business structure                         7

                                    For more information              back cover

V.A. Sovereign Investors Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On November 30, 2001, that range was $503 million to $382 billion.

At least 65% of the fund's stock in-vestments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. The managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
-----------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
-----------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986

Peter M. Schofield, CFA
-----------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Portfolio manager at Geewax,
  Terker & Co. (1984-1996)
Began business career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1997    1998    1999    2000
                                                  28.43%  16.87%   3.84%  -0.33%

2001 total return as of September 30: -6.22%
Best quarter: Q4 '98, 15.75%
Worst quarter: Q3 '99, -7.43%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                           Fund         Index
1 year                                                     -0.33%       -9.10%
Life of fund - began 8/29/96                               12.73%       19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy will influence performance significantly. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.

---------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                       12/96(1)        12/97          12/98       12/99       12/00
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00          $10.74         $13.59      $15.61      $15.96
Net investment income (loss)(2)                                      0.07            0.22           0.27        0.24        0.21
Net realized and unrealized gain (loss) on investments               0.76            2.82           2.00        0.35       (0.27)
Total from investment operations                                     0.83            3.04           2.27        0.59       (0.06)
Less distributions:
  Dividends from net investment income                              (0.07)          (0.18)         (0.25)      (0.24)      (0.21)
  Distributions in excess of net investment income                     --              --             --          --(3)       --
  Distributions from net realized gain on investments sold          (0.02)          (0.01)            --          --          --
  Tax return of capital                                                --              --             --          --(3)       --
  Total distributions                                               (0.09)          (0.19)         (0.25)      (0.24)      (0.21)
Net asset value, end of period                                     $10.74          $13.59         $15.61      $15.96      $15.69
Total investment return(4) (%)                                       8.30(5,6)      28.43(6)       16.88        3.84       (0.33)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,111          12,187         34,170      50,254      55,328
Ratio of expenses to average net assets (%)                          0.85(7)         0.85           0.74        0.70        0.72
Ratio of adjusted expenses to average net assets(8) (%)              3.78(7)         1.16             --          --          --
Ratio of net investment income (loss) to average net assets (%)      1.90(7)         1.81           1.88        1.57        1.37
Portfolio turnover rate (%)                                            17              11             19          26          46


(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

Account Information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in the fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, the fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. The fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for the fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in the fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The fund may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the fund's board of trustees. If the fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees For the period ended December 31, 2000, the fund paid the investment adviser management fees at an annual rate of 0.60% of average net assets.

Expense limitation The adviser may reduce its fee or make other arrangements to limit the fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily the fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2002. If annual expenses fall below this limitation at the end of the fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


6 ACCOUNT INFORMATION

Fund Details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment goals without shareholderor contract holder approval.

The management firm The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $30 billion in assets.

                            ------------------------
                                    Variable
                                contract holders
                            ------------------------

                            ------------------------
                                Insurance company
                                separate accounts
                            ------------------------

                            ------------------------
                                   Declaration
                                      funds
                            ------------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                   Custodian

                              The Bank of New York
                                One Wall Street
                            New York, New York 10286

                      Holds the fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                           calculating the fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the fund's activities.
               ---------------------------------------------------


                                                                  FUND DETAILS 7

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock V.A. Sovereign Investors Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC.
For access to the Reference Room call
1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number: 811-07437

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
Insurance Services

                                 (C)2001 JOHN HANCOCK FUNDS, INC.  VA29PN  12/01

                        SUPPLEMENT DATED DECEMBER 14, 2001

                                        TO

                         DECLARATION VARIABLE ANNUITY AND
                          JOHN HANCOCK DECLARATION FUNDS
                                   PROSPECTUSES

 This Supplement is intended to be distributed with the following prospectuses:

     . Declaration Variable Annuity prospectuses dated May 1, 2001, as supplemented, for Declaration variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses"), and

     .  John Hancock Declaration Funds prospectus dated May 1, 2001 for the
       V.A. Core Equity, V.A. Bond, V.A. 500 Index, V.A. International, V.A. Money Market, V.A. Small Cap Growth, V.A. Mid Cap Growth, V.A. Large Cap Growth, V.A. Regional Bank and V.A. High Yield Bond Funds ("Declaration Prospectus").

 SUPPLEMENT TO THE PRODUCT PROSPECTUSES:

  Ten of the variable investment options shown on page 1 of the Product Prospectuses are discontinued and not available as a result of a merger of the underlying Fund. The discontinued variable investment options are:


     . V.A. Core Equity
     . V.A. Bond
     . V.A. 500 Index
     . V.A. International
     . V.A. Money Market
     . V.A. Small Cap Growth
     . V.A. Mid Cap Growth
     . V.A. Large Cap Growth
     . V.A. Regional Bank
     . V.A. High Yield

  Any of your contract value in a discontinued variable investment option has been transferred on the applicable "Merger Date" to the variable investment option corresponding to an "Acquiring Fund" of John Hancock Declaration Funds.
 We describe the "Merger Date" and the "Acquiring Fund" for each of the discontinued variable investment options in the next section of this supplement.

  References in the Product Prospectuses to the discontinued variable investment options should be disregarded.



  DEC SUPP (12/01)

 SUPPLEMENT TO THE DECLARATION PROSPECTUS:

  Shareholders of each "Acquired Fund" shown below have approved a specific plan of reorganization and merger ("Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

      Acquired Fund                Acquiring Fund               Merger Date
---------------------------------------------------------------------------------
  V.A. Core Equity            VST Growth & Income                  12/7/01
---------------------------------------------------------------------------------
  V.A. Bond                   VST Active Bond                      12/7/01
---------------------------------------------------------------------------------
  V.A. 500 Index              VST Equity Index                    12/14/01
---------------------------------------------------------------------------------
  V.A. International          VST International Equity            12/14/01
---------------------------------------------------------------------------------
  V.A. Money Market           VST Money Market                    12/14/01
---------------------------------------------------------------------------------
  V.A. Small Cap Growth       VST Small Cap Growth                 12/7/01
---------------------------------------------------------------------------------
  V.A. Mid Cap Growth         VST Fundamental Growth               12/7/01
---------------------------------------------------------------------------------
  V.A. Large Cap Growth       VST Growth & Income                  12/7/01
---------------------------------------------------------------------------------
  V.A. Regional Bank          V.A. Financial Industries           12/14/01
---------------------------------------------------------------------------------
  V.A. High Yield Bond        V.A. Strategic Income               12/14/01
---------------------------------------------------------------------------------



     Each Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should therefore be disregarded.

                        SUPPLEMENT DATED DECEMBER 14, 2001

                                        TO

                            PATRIOT VARIABLE ANNUITY,
                          JOHN HANCOCK DECLARATION FUNDS
                                       AND
                       JOHN HANCOCK VARIABLE SERIES TRUST I
                                   PROSPECTUSES

 This Supplement is intended to be distributed with the following prospectuses:

     . Patriot Variable Annuity prospectuses dated May 1, 2001, as supplemented, ("Product Prospectuses") for Patriot variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company,

     . John Hancock Declaration Funds prospectus dated May 1, 2001 for the
       V.A. Core Equity, V.A. Bond, V.A. Money Market, V.A. Small Cap Growth, V.A. Mid Cap Growth, V.A. Large Cap Growth and V.A. High Yield Bond Funds ("Declaration Prospectus"), and

     . John Hancock Variable Series Trust I prospectus dated May 1, 2001 for the Large/Mid Cap Value II Fund ("VST Prospectus").

 SUPPLEMENT TO PRODUCT PROSPECTUSES:

  Eight of the variable investment options shown on page 1 of the Product Prospectuses are discontinued and not available as a result of a merger of the underlying Fund. The discontinued variable investment options are:


     . V.A. Core Equity
     . V.A. Bond
     . V.A. Money Market
     . V.A. Small Cap Growth
     . V.A. Mid Cap Growth
     . V.A. Large Cap Growth
     . V.A. High Yield
     . Large/Mid Cap Value II

   Any of your contract value that was in a discontinued variable investment option has been, or will be, transferred on the applicable "Merger Date" to the variable investment option corresponding to an "Acquiring Fund" of John Hancock Variable Series Trust I ("VST") or John Hancock Declaration Funds. We describe the "Merger Date" and the "Acquiring Fund" for each of the discontinued variable investment options on the following page.

   References in the Product Prospectuses to the discontinued variable investment options should be disregarded.

  PAT SUPP (12/01)

 SUPPLEMENT TO THE DECLARATION PROSPECTUS:

  Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

                    Acquired Fund                           Acquiring Fund              Merger Date
---------------------------------------------------------------------------------------------------------
  V.A. Core Equity                                       VST Growth & Income               12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Bond                                              VST Active Bond                   12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Money Market                                      VST Money Market                 12/14/01
---------------------------------------------------------------------------------------------------------
  V.A. Small Cap Growth                                  VST Small Cap Growth              12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Mid Cap Growth                                    VST Fundamental Growth            12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Large Cap Growth                                  VST Growth & Income               12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. High Yield Bond                                   V.A. Strategic Income            12/14/01
---------------------------------------------------------------------------------------------------------



     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

 SUPPLEMENT TO THE VST PROSPECTUS:

  On December 13, 2001, shareholders of the Large/Mid Cap Value II Fund approved a plan of reorganization and merger ("VST Plan") to merge this Fund into the VST Large/Mid Cap Value Fund ("VST Acquiring Fund"). Under the VST Plan, the assets and liabilities of the Large/Mid Cap Value II Fund will be transferred to and assumed by the VST Acquiring Fund on December 19, 2001 ("VST Merger Date").
  The VST Large/Mid Cap Value II Fund will cease operations after this date.

  References in the VST Prospectus to the VST Large/Mid Cap Value II Fund should be disregarded after the VST Merger Date.


 PAT SUPP (12/01)

                        SUPPLEMENT DATED DECEMBER 14, 2001
                                        TO
                          PROSPECTUSES DATED MAY 1, 2001

 This Supplement is intended to be distributed with the following prospectuses:

 . Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "REVOLUTION VARIABLE ANNUITY" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses,

 . John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A.
  Core Equity, V.A. Bond and V.A. Money Market Funds ("Declaration Prospectus"), and

 . John Hancock Variable Series Trust I ("VST") prospectus dated May 1, 2001 for the Large Cap Value CORE/SM/ II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").

 SUPPLEMENT TO THE PRODUCT PROSPECTUSES:

Discontinued Variable Investment Options

  Seven of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

     . V.A. Core Equity
     . V.A. Bond
     . V.A. Money Market
     . Large Cap Value CORE/SM/ II (formerly, "American Leaders Large Cap
       Value")
     . Mid Cap Blend
     . Aggressive Balanced
     . Active Bond II (formerly, "Core Bond")

   Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the following pages of this supplement.

   References in the Product Prospectuses to any of the discontinued variable investment options should be disregarded.

Additional Variable Investment Options

  If your contract was issued before May 1, 2001, your contract currently enables you to invest in three additional variable investment options:

VARIABLE INVESTMENT OPTION                                                MANAGED BY
--------------------------                                                ----------
--------------------------------------------------------------------------------------------------------------------
                                                                          John Hancock Advisers, Inc.
  V.A. Sovereign Investors. . . . . . . . . . . . . . . . . . . . . . .
  Templeton International Securities  . . . . . . . . . . . . . . . . .   Templeton Investment Counsel, Inc.
  Templeton Developing Markets Securities . . . . . . . . . . . . . . .   Templeton Asset Management, Ltd.
--------------------------------------------------------------------------------------------------------------------


 PROD SUP-2 (12/01)

  If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Declaration Trust or the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares). In the Product Prospectuses, the term Series Funds includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options.

  The additional variable investment options are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 18 of the prospectus.)

  We may modify or delete any of these additional variable investment options in the future.

   Annual Fund Expenses and Notes to Annual Fund Expenses

  The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                      Total Fund        Total Fund
                                     Investment  Distribution and  Other Operating    Operating          Operating
                                     Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                            ----------  ----------------  ---------------  --------------  ------------------
                                                                                    ----------------
JOHN HANCOCK DECLARATION TRUST
 (NOTE 1):
V.A. Sovereign Investors . . . . .     0.60%           N/A              0.12%           0.72%             0.72%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 2):
Templeton International Securities     0.67%          0.25%             0.20%           1.12%             1.12%
Templeton Developing Markets           1.25%          0.25%             0.31%           1.81%             1.81%
 Securities  . . . . . . . . . . .
                                                                                    ----------------


  (1) Percentages shown for the above John Hancock Declaration Trust fund reflects the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of eachsuch fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.
  (2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus.

Supplemental Examples

  The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

  If you "surrender" (turn in) a REVOLUTION Variable Annuity contract at the end of the applicable time period, you would pay:

                                                  1 YEAR   3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------------------
  V.A. Sovereign Investors.                       $83      $107     $132     $229
---------------------------------------------------------------------------------------
  Templeton International Securities              $87      $119     $153     $270
---------------------------------------------------------------------------------------
  Templeton Developing Markets Securities         $94      $139     $187     $336
---------------------------------------------------------------------------------------



  If you begin receiving payments under one of our REVOLUTION Variable Anuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
  V.A. Sovereign Investors.               $20      $62      $106     $229
-------------------------------------------------------------------------------
  Templeton International Securities      $24      $74      $126     $270
-------------------------------------------------------------------------------
  Templeton Developing Markets            $31      $94      $160     $336
    Securities. . . . . . .
-------------------------------------------------------------------------------


 THIS SUPPLEMENT IS ACCOMPANIED WITH PROSPECTUSES DATED MAY 1, 2001 FOR THE JOHN HANCOCK DECLARATION FUNDS - V.A. SOVEREIGN INVESTORS FUND, THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2 SHARES), AND THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2 SHARES).   THESE
PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE ADDITIONAL VARIABLE INVESTMENT OPTIONS LISTED IN THIS SUPPLEMENT. BE SURE TO READ THE PROSPECTUS BEFORE SELECTING THE CORRESPONDING VARIABLE INVESTMENT OPTION.


 SUPPLEMENT TO THE DECLARATION PROSPECTUS:

  Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.



                    Acquired Fund                          Acquiring Fund            Merger Date
------------------------------------------------------------------------------------------------------
  V.A. Core Equity                                       VST Growth & Income            12/7/01
------------------------------------------------------------------------------------------------------
  V.A. Bond                                              VST Active Bond                12/7/01
------------------------------------------------------------------------------------------------------
  V.A. Money Market                                      VST Money Market              12/14/01
------------------------------------------------------------------------------------------------------



     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

 SUPPLEMENT TO THE VST PROSPECTUS:

  On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("VST Plan") to merge
their Fund with the VST "Acquiring Fund" shown.  Under each   Plan, the assets
and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.


                    Acquired Fund                           Acquiring Fund
----------------------------------------------------------------------------------
 Large Cap Value CORE/SM/ II                            Large Cap Value CORE/SM/
----------------------------------------------------------------------------------
 Mid Cap Blend                                          Growth & Income
----------------------------------------------------------------------------------
 Aggressive Balanced                                    Managed
----------------------------------------------------------------------------------
 Active Bond II                                         Active Bond
----------------------------------------------------------------------------------


     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.

                        SUPPLEMENT DATED DECEMBER 14, 2001
                                        TO
                          PROSPECTUSES DATED MAY 1, 2001

 This Supplement is intended to be distributed with the following prospectuses:

 . Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "REVOLUTION ACCESS," "REVOLUTION EXTRA," or "REVOLUTION VALUE" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses,

 . John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A.
  Core Equity, V.A. Bond and V.A. Money Market Funds ("Declaration Prospectus"), and

 . John Hancock Variable Series Trust I ("VST") prospectus dated May 1, 2001 for the Large Cap Value CORE/SM/ II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").

 SUPPLEMENT TO THE PRODUCT PROSPECTUSES:

Discontinued Variable Investment Options

  Seven of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

     . V.A. Core Equity
     . V.A. Bond
     . V.A. Money Market
     . Large Cap Value CORE/SM/ II (formerly, "American Leaders Large Cap
       Value")
     . Mid Cap Blend
     . Aggressive Balanced
     . Active Bond II (formerly, "Core Bond")

   Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the following pages of this supplement.

   References in the Product Prospectuses to any of the discontinued variable investment options should be disregarded.

Additional Variable Investment Options

  If your contract was issued before May 1, 2001, your contract currently enables you to invest in three additional variable investment options:

VARIABLE INVESTMENT OPTION                                                MANAGED BY
--------------------------                                                ----------
--------------------------------------------------------------------------------------------------------------------
                                                                          John Hancock Advisers, Inc.
  V.A. Sovereign Investors. . . . . . . . . . . . . . . . . . . . . . .
  Templeton International Securities  . . . . . . . . . . . . . . . . .   Templeton Investment Counsel, Inc.
  Templeton Developing Markets Securities . . . . . . . . . . . . . . .   Templeton Asset Management, Ltd.
--------------------------------------------------------------------------------------------------------------------


 PROD SUP-2A (12/01)

  If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Declaration Trust or the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares). In the Product Prospectuses, the term Series Funds includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options.

  The additional variable investment options are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 18 of the prospectus.)

  We may modify or delete any of these additional variable investment options in the future.

   Annual Fund Expenses and Notes to Annual Fund Expenses

  The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                      Total Fund        Total Fund
                                     Investment  Distribution and  Other Operating    Operating          Operating
                                     Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                            ----------  ----------------  ---------------  --------------  ------------------
                                                                                    ----------------
JOHN HANCOCK DECLARATION TRUST
 (NOTE 1):
V.A. Sovereign Investors . . . . .     0.60%           N/A              0.12%           0.72%             0.72%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 2):
Templeton International Securities     0.67%          0.25%             0.20%           1.12%             1.12%
Templeton Developing Markets           1.25%          0.25%             0.31%           1.81%             1.81%
 Securities  . . . . . . . . . . .
                                                                                    ----------------


  (1) Percentages shown for the above John Hancock Declaration Trust fund reflects the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each such fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.
  (2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus.

Supplemental Examples

  The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

   Supplemental Examples - REVOLUTION ACCESS

   If you "surrender" (turn in) a REVOLUTION ACCESS variable annuity contract at the end of the applicable time period, you would pay:

                                                           1 YEAR   3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
  V.A. Sovereign Investors.                                $21      $65      $111     $239
------------------------------------------------------------------------------------------------
  Templeton International Securities                       $25      $77      $131     $280
------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                  $32      $97      $165     $346
------------------------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION ACCESS annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
  V.A. Sovereign Investors.               $21      $65      $111     $239
-------------------------------------------------------------------------------
  Templeton International Securities      $25      $77      $131     $280
-------------------------------------------------------------------------------
  Templeton Developing Markets            $32      $97      $165     $346
    Securities. . . . . . .
-------------------------------------------------------------------------------

   Supplemental Examples - REVOLUTION EXTRA

   If you "surrender" (turn in) a REVOLUTION EXTRA variable annuity contract at the end of the applicable time period, you would pay:

                                                            1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------
  V.A. Sovereign Investors.                                 $85      $130     $165     $247
-------------------------------------------------------------------------------------------------
  Templeton International Securities                        $89      $142     $187     $289
-------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                   $96      $164     $224     $358
-------------------------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION EXTRA annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
  V.A. Sovereign Investors.                  $22      $  67     $115     $247
-----------------------------------------------------------------------------------
  Templeton International Securities         $26      $  79     $136     $289
-----------------------------------------------------------------------------------
  Templeton Developing Markets Securities    $33      $101      $171     $358
-----------------------------------------------------------------------------------

   Supplemental Examples - REVOLUTION VALUE
  If you "surrender" (turn in) a REVOLUTION VALUE variable annuity contract at the end of the applicable time period, you would pay:

                                                              1 YEAR   3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
  V.A. Sovereign Investors.                                   $84      $110     $137     $239
---------------------------------------------------------------------------------------------------
  Templeton International Securities                          $88      $122     $158     $280
---------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities                     $95      $142     $192     $346
---------------------------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION VALUE annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
  V.A. Sovereign Investors.               $21      $65      $111     $239
-------------------------------------------------------------------------------
  Templeton International Securities      $25      $77      $131     $280
-------------------------------------------------------------------------------
  Templeton Developing Markets            $32      $97      $165     $346
    Securities. . . . . . .
-------------------------------------------------------------------------------

Condensed Financial Information

   The following tables contain selected data to supplement the Condensed Financial Information table in the applicable prospectus for REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE variable annuity contracts.

   Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by John Hancock

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                                      Period from
                                                                      Year Ended    August 10, 1999
                                                                     December 31,    to December 31,
                                                                         2000             1999
                                                                     ------------   ----------------
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $16.19          $15.78
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $15.94          $16.19
 Number of Accumulation Shares outstanding at end of period  . . .    1,008,781         146,207
TEMPLETON INTERNATIONAL  SECURITIES
 Accumulation share value (1):
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $11.02          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $10.63          $11.02
 Number of Accumulation Shares outstanding at end of period  . . .      502,345          33,891
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $11.86          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .        $7.96          $11.86
 Number of Accumulation Shares outstanding at end of period  . . .      397,174          33,609

  (1) Values shown for 2000 begin on November 1, 2000.

Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account JF:

                                                                                             Period from
                                                                             Year Ended    August 10, 1999
                                                                            December 31,    to December 31,
                                                                                2000             1999
                                                                            ------------   ----------------
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . .      $16.19           $15.78
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $15.94           $16.19
 Number of Accumulation Shares outstanding at end of period . . . . . . .     507,785          130,910
TEMPLETON INTERNATIONAL SECURITIES
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . .      $11.02           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $10.63           $11.02
 Number of Accumulation Shares outstanding at end of period . . . . . . .     304,284           30,062
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . .      $11.86           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $7.96           $11.86
 Number of Accumulation Shares outstanding at end of period . . . . . . .     149,334           13,735


  (1) Values shown for 2000 begin on November 1, 2000.

 SUPPLEMENT TO THE DECLARATION PROSPECTUS:

  Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

                    Acquired Fund                          Acquiring Fund            Merger Date
------------------------------------------------------------------------------------------------------
  V.A. Core Equity                                       VST Growth & Income            12/7/01
------------------------------------------------------------------------------------------------------
  V.A. Bond                                              VST Active Bond                12/7/01
------------------------------------------------------------------------------------------------------
  V.A. Money Market                                      VST Money Market              12/14/01
------------------------------------------------------------------------------------------------------


     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

 SUPPLEMENT TO THE VST PROSPECTUS:

  On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("VST Plan") to merge
their Fund with the VST "Acquiring Fund" shown.  Under each   Plan, the assets
and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

                    Acquired Fund                           Acquiring Fund
----------------------------------------------------------------------------------
 Large Cap Value CORE/SM/ II                            Large Cap Value CORE/SM/
----------------------------------------------------------------------------------
 Mid Cap Blend                                          Growth & Income
----------------------------------------------------------------------------------
 Aggressive Balanced                                    Managed
----------------------------------------------------------------------------------
 Active Bond II                                         Active Bond
----------------------------------------------------------------------------------


     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.


 THIS SUPPLEMENT IS ACCOMPANIED WITH PROSPECTUSES DATED MAY 1, 2001 FOR THE JOHN HANCOCK DECLARATION FUNDS - V.A. SOVEREIGN INVESTORS FUND, THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2 SHARES), AND THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2 SHARES).   THESE
PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE ADDITIONAL VARIABLE INVESTMENT OPTIONS LISTED IN THIS SUPPLEMENT. BE SURE TO READ THE PROSPECTUS BEFORE SELECTING THE CORRESPONDING VARIABLE INVESTMENT OPTION.